Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of major classes of amortizable intangible assets
The major classes of amortizable intangible assets are as follows:

	December 31, 2015			December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Client relationships	$1,293	$(373)	$920	$689	$(316)	$373
Management contracts	67	(5)	62	71	(1)	70
Other	139	(6)	133	11	(4)	7
Total amortizable intangible assets	$1,499	$(384)	$1,115	$771	$(321)	$450
Unfavorable leases agreements	23	—	23	—	—	—
Total amortizable intangible liabilities	$23	$—	$23	$—	$—	$—

Estimated aggregate amortization of intangible assets for each of the next five years
The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 and thereafter is as follows:

(millions)
2016	$119
2017	111
2018	105
2019	98
2020	92
Thereafter	590
Total	$1,115